Investments in Equity Accounted Investees	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Investments in Equity Accounted Investees
8.
Investments in Equity Accounted Investees
(a)
Details of investments in associates as of December 31, 2023 and 2024 are as follows:

(In millions of won)
					December 31, 2023			December 31, 2024
Associates	Location	Closing	Date of incorporation	Business	Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December	January 2005	Production of glass for display	40%	₩	24,200	40%	₩	29,479
WooRee E&L Co., Ltd. (*1)	Ansan, South Korea	December	June 2008	Production of LED back light unit packages	13%		7,106	—		—
YAS Co., Ltd. (*1)	Paju, South Korea	December	April 2002	Development and production of deposition equipment for OLEDs	16%		28,564	—		—
AVATEC Co., Ltd. (*1)	Daegu, South Korea	December	August 2000	Processing and sales of glass for display	14%		20,871	—		—
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March	June 2008	Development and production of tablet for kids	10%		—	10%		—
Cynora GmbH	Bruchsal, Germany	December	March 2003	Development of organic light emitting materials for displays and lighting devices	10%		—	10%		—
Material Science Co., Ltd.(*2)	Seoul, South Korea	December	January 2014	Development, production, and sales of materials for display	16%		3,588	14%		3,698
Total						₩	84,329			33,177

(*1) For the year ended December 31, 2024, due to loss of significant influence, it has been reclassified from Investments in associates to financial assets at fair value through profit or loss.

(*2) For the year ended December 31, 2024, due to the investee’s disposal of treasury shares and issuance of new shares, the Parent Company’s percentage of ownership decreased from 16% to 14%.

Although the Parent Company’s respective share interests in Arctic Sentinel, Inc., Cynora GmbH and Material Science Co., Ltd. are below 20%, the Parent Company is able to exercise significant influence through its right to appoint one or more directors to the board of directors of each investee. Accordingly, the investments in these investees have been accounted for using the equity method.

Dividend income recognized from associates for the year ended December 31, 2024 amounted to ~~W~~200 million (dividend income recognized from associates for the year ended December 31, 2022: ~~W~~4,461 million, 2023 : ~~W~~15,200 million).

8.
Investments in Equity Accounted Investees Continued
(b)
Summary of financial information as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 are as follows:

Paju Electric Glass Co., Ltd.

(In millions of won)	December 31, 2023		December 31, 2024
Total assets	₩	109,992	123,520
Current assets		94,705	110,055
Non-current assets		15,287	13,465
Total liabilities		47,875	48,088
Current liabilities		47,459	47,418
Non-current liabilities		416	670

(In millions of won)	2022		2023	2024
Revenue	₩	319,264	184,880	277,093
Profit (loss) for the year		6,192	(2,655)	10,015
Other comprehensive income (loss)		(10,216)	(4,894)	3,301
Total comprehensive income (loss)		(4,024)	(7,549)	13,316

(c)
Reconciliation from financial information of the significant associate to its carrying amount in the consolidated financial statements as of December 31, 2023 and 2024 are as follows:
(i)
As of December 31, 2023

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Intra-group transaction	Carrying amount
Paju Electric Glass Co., Ltd.	₩	62,117	40%	24,847	(647)	24,200

(ii)
As of December 31, 2024

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Intra-group transaction	Carrying amount
Paju Electric Glass Co., Ltd.	₩	75,432	40%	30,173	(694)	29,479

(d)
Carrying amount of other associates, in aggregate, as of December 31, 2023 and 2024 are as follows:
(i)
As of December 31, 2023

(In millions of won)
			Net profit (loss) of associates (applying ownership interest)
	Book value		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	₩	60,129	(1,634)	(722)	(2,356)

8.
Investments in Equity Accounted Investees Continued
(ii)
As of December 31, 2024

(In millions of won)
			Net profit (loss) of associates (applying ownership interest)
	Book value		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	₩	3,698	1,455	1,912	3,367

(e)
Changes in investments in associates accounted for using the equity method for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
		2023
Company		January 1		Dividends received	Equity loss on investments	Other comprehensive loss	Other loss	December 31,
Associates	Paju Electric Glass Co., Ltd.	₩	42,784	(15,200)	(1,427)	(1,957)	—	24,200
	Others		66,335	—	(1,634)	(722)	(3,850)	60,129
Total		₩	109,119	(15,200)	(3,061)	(2,679)	(3,850)	84,329

(In millions of won)
		2024
Company		January 1		Disposals and others	Dividends received	Equity income on investments	Other comprehensive income	Other gain	December 31,
Associates	Paju Electric Glass Co., Ltd.	₩	24,200	—	—	3,957	1,322	—	29,479
	Others		60,129	(60,581)	(200)	1,455	1,912	983	3,698
Total		₩	84,329	(60,581)	(200)	5,412	3,234	983	33,177